COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the founder shares, Private Units, and Units that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed on October 29, 2020. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The underwriters had a 45-day option beginning October 29, 2020 to purchase up to an additional 1,500,000 Units to cover over-allotments, if any.

On November 3, 2020, the Company paid a fixed underwriting discount of $2,000,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $3,500,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On November 9, 2020, the underwriters partially exercised the over-allotment option to purchase 1,000,000 Units, and on November 12, 2020, the underwriters fully exercised the over-allotment option to purchase the remaining 500,000 Over-Allotment Units, and paid a fixed underwriting discount of $300,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $525,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the founder shares, Private Units, and Units that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed on October 29, 2020. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The underwriters had a 45-day option beginning October 29, 2020 to purchase up to an additional 1,500,000 units to cover over-allotments, if any.

On November 3, 2020, the Company paid a fixed underwriting discount of $2,000,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $3,500,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On November 9, 2020, the underwriters partially exercised the over-allotment option to purchase 1,000,000 Units, and on November 12, 2020, the underwriters fully exercised the over-allotment option to purchase the remaining 500,000 Over-Allotment Units, and paid a fixed underwriting discount of $300,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $525,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Airspan [Member]
Entity Listings [Line Items]
COMMITMENTS AND CONTINGENCIES

11.	COMMITMENTS AND CONTINGENCY

The Company had commitments with its main subcontract manufacturers under various purchase orders and forecast arrangements of $76.6 million at June 30, 2021, the majority of which have expected delivery dates during the year ended December 31, 2021.

Certain officers of the Company have change in control payments that they would be entitled to receive in the event of a change in control.

Contingencies and Legal Proceedings

From time to time, the Company receives and reviews correspondence from third parties with respect to licensing their patents and other intellectual property in connection with the sale of the Company’s products. Disputes may arise with such third parties if an agreement cannot be reached regarding the licensing of such patents or intellectual property.

On October 14, 2019, Barkan Wireless IP Holdings, L.P. (“Barkan”) filed a suit against Sprint Corporation and related entities (“Sprint”) alleging patent infringement based in part on two of the Company’s products, Airave 4 and Magic Box Gold. See Barkan Wireless IP Holdings, L.P. v. Sprint Corporation et al, Case No. 2:19-cv-00336-JRG (E.D. Tex.). On March 26, 2021, after a settlement between Barkan and Sprint, the Court granted an agreed motion to dismiss and the case was closed. Sprint has demanded that the Company indemnify Sprint $3,870,000 for a portion of the amounts Sprint paid to defend and settle the case. On April 27, 2021, Sprint gave notice that it intends to set-off amounts it owes the Company until Sprint’s indemnity demand is satisfied. The Company is currently evaluating Sprint’s indemnity demand and the extent of the Company’s indemnity obligation, if any.  On July 6, 2021 Airspan invoked its rights under the dispute resolution clause in its agreement with Sprint to call for a meeting with Sprint to discuss the unresolved dispute.  The parties are in negotiations on the matter in question.

On April 27, 2021, Magnacross LLC filed a complaint for patent infringement against the Company in the United States District Court for the District of Delaware.  The Complaint alleges infringement of United States Patent No. 6,917,304 (“the ’304 Patent”).  The ’304 Patent is titled “Wireless Multiplex [sic] Data Transmission System.”    On June 16, 2021 plaintiff filed a Notice of Voluntary Dismissal Without Prejudice, which the District Court approved by Order dated June 16, 2021.

Except as set forth above, the Company is not currently subject to any other material legal proceedings. The Company may from time to time become a party to various other legal proceedings arising in the ordinary course of its business. While the results of such claims and litigation cannot be predicted with certainty, the Company currently believes that it is not a party to any litigation the final outcome of which is likely to have a material adverse effect on the Company’s condensed consolidated financial position, results of operations or cash flows.

13.	COMMITMENTS AND CONTINGENCIES

The Company had commitments with its main subcontract manufacturers under various purchase orders and forecast arrangements of $55.6 million at December 31, 2020, all of which have expected delivery dates of during the year ended December 31, 2021.

The Company’s operating leases consist of various office facilities. The Company uses a portfolio approach to account for such leases due to the similarities in characteristics and apply an incremental borrowing rate equal to the average interest rate of the Company’s existing debt facilities. The Company’s office leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet. The Company accounts for lease components (e.g. fixed payments including rent, real estate taxes and common area maintenance costs) as a single lease component. Some of our leases include one or more options to renew the lease term at our sole discretion. The Company has included in the calculation of the Company’s lease liability or right-of-use lease assets options to renew that are reasonably certain of exercise.

The presentation of right-of-use assets and lease liabilities in the Company’s consolidated balance sheets is as follows (in thousands):

		December 31,
Leases	Classification	2020	2019
Assets
Operating lease assets	Right-of-use lease asset, net (1)	$7,882	$10,032
Total leased assets		$7,882	$10,032

Liabilities
Current
Operating	Other accrued expenses	$2,671	$3,397
Noncurrent
Operating	Other long-term liabilities	5,424	6,900
Total lease liabilities		$8,095	$10,297

(1)	Operating right of-use lease assets are recorded net of accumulated amortization of $2,842 and $2,775 as of December 31, 2020 and 2019, respectively.

The Company has classified the lease components as follows (in thousands):

		Year Ended December 31,
Lease Cost	Classification	2020	2019
Operating lease cost	General and administrative	$3,412	$3,047
Amortization of right of use assets	General and administrative	2,842	2,775
Interest on lease liabilities	General and administrative	555	722
Total lease cost		$6,809	$6,544

Short-term lease costs amounted to $0.2 million for both years ended December 31, 2020 and 2019, and is included in general and administrative expenses in the consolidated statements of operations.

Future minimum lease payments for assets under non-cancelable operating lease agreements with original terms of more than one year as of December 31, 2020 are as follows (in thousands):

2021	$2,695
2022	2,194
2023	1,920
2024	1,935
2025	342
Thereafter	—
Total lease payments	9,086
Less: Interest	(991)
Present value of lease liabilities	$8,095

The weighted average remaining lease term at December 31, 2020 is as follows:

Weighted Average Remaining Lease Term (Years)	December 31, 2020
Operating leases	3.61 years

Average Discount Rate
Operating leases	6.53%

The Company had bank guarantees with its landlords and customers totaling $0.6 million and $0.3 million at December 31, 2020 and 2019, respectively. The guarantees secure payment or performance obligations of the Company under contracts. At December 31, 2020, the Company had pledged cash to the banks as collateral for guarantees aggregating $0.6 million, of which $0.4 million is recorded as restricted cash in current assets and $0.2 million is recorded as other non-current assets.

In addition to the guarantees mentioned above, the Company has issued a guarantee to Tekes, the main public funding organization for research and development in Finland, for the repayment of loans taken out by its fully consolidated subsidiary, Airspan Finland Oy. These uncollateralized loans totaled $0.5 million at December 31, 2020, which includes $0.2 million of accrued interest.

Certain officers of the Company have change in control payments that they would be entitled to receive in the event of a change in control.

Contingencies and Legal Proceedings

From time to time, the Company receives and reviews correspondence from third parties with respect to licensing their patents and other intellectual property in connection with the sale of the Company’s products. Disputes may arise with such third parties if an agreement cannot be reached regarding the licensing of such patents or intellectual property.

On October 14, 2019, Barkan Wireless IP Holdings, L.P. (“Barkan”) filed a complaint for patent infringement in the United States District Court for the Eastern District of Texas against Sprint Corporation and other entities alleging infringement of U.S. Patent Nos. 8,559,312, and 9,392,638 based in part on two of the Company’s products, Airave 4 and Magic Box Gold. See Barkan Wireless IP Holdings, L.P. v. Sprint Corporation et al, Case No. 2:19-cv-00336-JRG (E.D. Tex.). On December 5, 2019, Barkan filed an amended complaint further alleging infringement of U.S. Patent No. 8,014,284 based in part on the Company’s Airave 4 and Magic Box Gold products. The Company is not a named defendant in this case. On March 8, 2021, Barkan and Sprint notified the Court that they had reached a settlement in principle. On that date, Sprint demanded that the Company indemnify Sprint $3,870,000 for a portion of the amounts Sprint paid to defend and settle the case.  On March 26, 2021, the Court granted an agreed motion to dismiss and the case was closed.  The Company is currently evaluating Sprint’s indemnity demand and the extent of the Company’s indemnity obligation, if any.

Except as set forth above, the Company is not currently subject to any other material legal proceedings. The Company may from time to time become a party to various other legal proceedings arising in the ordinary course of its business. While the results of such claims and litigation cannot be predicted with certainty, the Company currently believes that it is not a party to any litigation the final outcome of which is likely to have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.